UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2009












                                                                      (Form N-Q)

48448-1209                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
October 31, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (71.5%)

               CONSUMER DISCRETIONARY (11.3%)
               ------------------------------
               ADVERTISING (0.1%)
$  1,000       Lamar Media Corp.                            9.75%         4/01/2014         $ 1,105
                                                                                          ---------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.0%)
   2,250       Hanesbrands, Inc.                            4.59 (a)     12/15/2014           2,008
   1,000       Jostens IH Corp.                             7.63         10/01/2012           1,005
   3,750       Kellwood Co. (b)                            12.88         12/31/2014           1,969
   3,000       Kellwood Co.                                 7.63         10/15/2017           1,054
   3,000       Levi Strauss & Co.                           9.75          1/15/2015           3,135
   2,000       Quiksilver, Inc.                             6.88          4/15/2015           1,545
                                                                                          ---------
                                                                                             10,716
                                                                                          ---------
               APPAREL RETAIL (0.1%)
   1,000       Limited Brands, Inc.                         8.50          6/15/2019           1,055
                                                                                          ---------
               AUTO PARTS & EQUIPMENT (1.0%)
   2,000       American Axle and Manufacturing, Inc.
                     (c),(d)                                7.28          6/14/2012           1,917
   2,000       Arvinmeritor, Inc.                           8.13          9/15/2015           1,750
   1,318       Federal-Mogul Corp. (c)                      2.19         12/27/2014           1,011
     672       Federal-Mogul Corp. (c)                      2.19         12/27/2015             516
   2,000       Lear Corp. (e)                               5.75          1/01/2034           1,380
     997       Metaldyne Co., LLC (c)                       5.59          1/11/2014              73
   1,029       Tenneco Automotive, Inc.                    10.25          7/15/2013           1,060
     200       Tenneco Automotive, Inc.                     8.63         11/15/2014             190
     500       Tenneco Automotive, Inc.                     8.13         11/15/2015             493
   2,000       Titan International, Inc.                    8.00          1/15/2012           1,895
   1,000       Visteon Corp.                                7.00          3/10/2014             265
                                                                                          ---------
                                                                                             10,550
                                                                                          ---------
               BROADCASTING (3.0%)
   3,000       Canwest Mediaworks LP (e),(f)                9.25          8/01/2015             825
   2,000       CCH I Holdings, LLC (e)                     13.50          1/15/2014              60
   2,500       CCH I, LLC (e)                              11.00         10/01/2015             500
   1,928       CCH II, LLC (e),(f)                         10.25         10/01/2013           2,193
   3,000       CCO Holdings, LLC (e)                        8.75         11/15/2013           3,270
   8,000       Charter Communications Operating LLC (f)     8.00          4/30/2012           8,160
   1,000       CSC Holdings, Inc.                           7.63          4/01/2011           1,041
   1,000       EchoStar DBS Corp.                           7.13          2/01/2016           1,005
   3,000       LBI Media, Inc. (f)                          8.50          8/01/2017           2,100
   2,000       Liberty Media Corp., LLC                     5.70          5/15/2013           1,890
   3,000       Mediacom Broadband, LLC                      8.50         10/15/2015           3,045
   1,000       Sinclair Television Group, Inc. (f)          9.25         11/01/2017           1,000
     983       Telesat Canada, Inc. (c)                     8.20          9/01/2014             946
   4,000       Univision Communications, Inc. (c)           2.53          9/29/2014           3,218
   1,000       XM Satellite Radio, Inc.                    11.25          6/15/2013           1,060
                                                                                          ---------
                                                                                             30,313
                                                                                          ---------


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1 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               CABLE & SATELLITE (0.1%)
$  1,000       Cequel Communications Holdings I, LLC and
                     Cequel Capital Corp. (f)               8.63%        11/15/2017         $   986
                                                                                          ---------
               CASINOS & GAMING (3.2%)
   1,000       Ameristar Casinos, Inc. (f)                  9.25          6/01/2014           1,050
   3,235       Harrah's Operating Co., Inc. (c)             3.28          1/28/2015           2,586
     172       Harrah's Operating Co., Inc. (f)            10.00          2/01/2016             132
   4,927       Harrah's Operating Co., Inc.                10.00         12/15/2018           3,695
   3,000       Harrah's Operating Escrow                   11.25          6/01/2017           3,083
   3,200       Inn of the Mountain Gods (e)                12.00         11/15/2010           1,296
   3,000       Jacobs Entertainment, Inc.                   9.75          6/15/2014           2,745
   1,695       MGM Mirage (c)                               6.00         10/03/2011           1,535
   1,030       MGM Mirage                                   6.75          9/01/2012             888
   3,000       MGM Mirage (f)                              13.00         11/15/2013           3,420
   1,000       MGM Mirage (f)                              10.38          5/15/2014           1,070
   1,000       MGM Mirage (f)                              11.13         11/15/2017           1,105
   1,000       Pinnacle Entertainment, Inc. (f)             8.63          8/01/2017             995
   3,734       Pokagon Gaming Auth. (f)                    10.38          6/15/2014           3,883
   2,000       Shingle Springs Tribal Gaming Auth. (f)      9.38          6/15/2015           1,430
   3,000       Snoqualmie Entertainment Auth. (f)           4.68 (a)      2/01/2014           1,485
   1,000       Snoqualmie Entertainment Auth. (f)           9.13          2/01/2015             525
   2,000       Turning Stone Resort Casino (f)              9.13          9/15/2014           1,950
                                                                                          ---------
                                                                                             32,873
                                                                                          ---------
               CATALOG RETAIL (0.1%)
   1,500       Harry & David Operations Corp.               9.00          3/01/2013           1,072
                                                                                          ---------
               DEPARTMENT STORES (0.3%)
   1,000       Federated Department Stores, Inc.            6.90          4/01/2029             830
   1,000       J.C. Penney Co., Inc.                        7.40          4/01/2037             915
   2,000       May Dept Stores Co.                          7.88          8/15/2036           1,642
                                                                                          ---------
                                                                                              3,387
                                                                                          ---------
               DISTRIBUTORS (0.1%)
   957         KAR Holdings, Inc. (c)                       7.57         10/18/2013             918
                                                                                          ---------
               HOME FURNISHINGS (0.2%)
   2,000       Simmons Co. (g)                              7.88          1/15/2014           1,830
                                                                                          ---------
               HOMEBUILDING (0.4%)
   2,000       D. R. Horton, Inc.                           5.63          1/15/2016           1,850
   1,000       Lennar Corp.                                12.25          6/01/2017           1,200
   1,000       Pulte Homes, Inc.                            5.25          1/15/2014             975
                                                                                          ---------
                                                                                              4,025
                                                                                          ---------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   1,000       Starwood Hotels & Resorts Worldwide,
                     Inc.                                   7.88         10/15/2014           1,040
                                                                                          ---------
               HOUSEHOLD APPLIANCES (0.1%)
   1,000       Stanley Works Capital Trust I                5.90         12/01/2045             896
                                                                                          ---------
               LEISURE FACILITIES (0.2%)
   4,475       Town Sports International Holdings, Inc.    11.00          2/01/2014           2,349
                                                                                          ---------
               LEISURE PRODUCTS (0.1%)
   1,000       Riddell Bell Holdings, Inc.                  8.38         10/01/2012             965
                                                                                          ---------
               MOVIES & ENTERTAINMENT (0.3%)
   1,500       AMC Entertainment, Inc.                      8.75          6/01/2019           1,545
   1,000       Cinemark USA, Inc.                           8.63          6/15/2019           1,041
     250       WMG Acquisition Corp.                        9.50          6/15/2016             270
                                                                                          ---------
                                                                                              2,856
                                                                                          ---------
               PUBLISHING (0.6%)
     171       American Media Operations, Inc. (f)          9.00          5/01/2013             106

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                                                                       Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,781       American Media Operations, Inc. (f)         14.00%        11/01/2013         $ 1,095
     968       Idearc, Inc. (c),(e)                         0.00 (m)     11/17/2014             440
   1,000       Idearc, Inc. (e)                             8.00         11/15/2016              50
   2,000       Network Communications, Inc.                10.75         12/01/2013             710
   1,000       Quebecor Media, Inc.                         7.75          3/15/2016             990
   4,412       R.H. Donnelley, Inc. (e),(f)                11.75          5/15/2015           2,603
   4,000       Readers Digest Association, Inc. (e)         9.00          2/15/2017              70
                                                                                          ---------
                                                                                              6,064
                                                                                          ---------
               SPECIALIZED CONSUMER SERVICES (0.1%)
   1,000       Service Corp. International                  7.63         10/01/2018           1,002
                                                                                          ---------
               TIRES & RUBBER (0.2%)
   1,000       Goodyear Tire & Rubber Co.                   9.00          7/01/2015           1,030
   1,000       Goodyear Tire & Rubber Co.                  10.50          5/15/2016           1,085
                                                                                          ---------
                                                                                              2,115
                                                                                          ---------
               Total Consumer Discretionary                                                 116,117
                                                                                          ---------

               CONSUMER STAPLES (2.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   1,000       Southern States Cooperative, Inc.           11.00         11/01/2010           1,010
   1,000       Southern States Cooperative, Inc. (f)       11.00         11/01/2010             955
                                                                                          ---------
                                                                                              1,965
                                                                                          ---------
               DISTILLERS & VINTNERS (0.1%)
   1,000       Constellation Brands, Inc.                   7.25          5/15/2017           1,008
                                                                                          ---------
               DRUG RETAIL (0.8%)
   1,865       CVS Caremark Corp.                           6.04         12/10/2028           1,837
   1,000       CVS Caremark Corp.                           6.30          6/01/2037             860
   1,000       Rite Aid Corp.                               8.63          3/01/2015             830
   1,250       Rite Aid Corp. (c)                           9.50          6/05/2015           1,289
   1,000       Rite Aid Corp.                               9.38         12/15/2015             825
   3,000       Rite Aid Corp.                              10.38          7/15/2016           3,045
                                                                                          ---------
                                                                                              8,686
                                                                                          ---------
               FOOD RETAIL (0.4%)
   1,000       American Stores Co.                          8.00          6/01/2026             902
   3,000       ARAMARK Corp. (h)                            8.50          2/01/2015           3,045
                                                                                          ---------
                                                                                              3,947
                                                                                          ---------
               HOUSEHOLD PRODUCTS (0.4%)
   3,815       JohnsonDiversey Holdings, Inc.              10.67          5/15/2013           3,875
                                                                                          ---------
               PACKAGED FOODS & MEAT (0.8%)
   1,000       Michael Foods, Inc.                          8.00         11/15/2013           1,015
   4,000       Pilgrim's Pride Corp. (e)                    8.38          5/01/2017           4,510
   1,175       Reddy Ice Holdings, Inc.                    10.50         11/01/2012           1,081
   1,000       Smithfield Foods, Inc. (f)                  10.00          7/15/2014           1,052
   1,000       Tyson Foods, Inc.                            7.85          4/01/2016           1,041
                                                                                          ---------
                                                                                              8,699
                                                                                          ---------
               Total Consumer Staples                                                        28,180
                                                                                          ---------

               ENERGY (9.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
   1,000       Arch Coal, Inc.                              8.75          8/01/2016           1,028
   1,500       Murray Energy Corp. (f)                     10.25         10/15/2015           1,507
   2,000       Peabody Energy Corp.                         7.88         11/01/2026           1,982
                                                                                          ---------
                                                                                              4,517
                                                                                          ---------
               OIL & GAS DRILLING (0.1%)
   1,250       Hercules Offshore, LLC (f)                  10.50         10/15/2017           1,244
                                                                                          ---------

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3 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               OIL & GAS EQUIPMENT & SERVICES (0.4%)
$  2,000       Basic Energy Services, Inc.                  7.13%         4/15/2016         $ 1,650
   3,700       Seitel, Inc.                                 9.75          2/15/2014           2,414
                                                                                          ---------
                                                                                              4,064
                                                                                          ---------
               OIL & GAS EXPLORATION & PRODUCTION (3.0%)
   2,000       Berry Petroleum Co.                          8.25         11/01/2016           1,965
   1,000       Bill Barrett Corp.                           9.88          7/15/2016           1,065
   1,000       Brigham Exploration Co.                      9.63          5/01/2014             960
     500       Calfrac Holdings, LP (f)                     7.75          2/15/2015             485
   2,000       Chaparral Energy, Inc.                       8.50         12/01/2015           1,760
   3,000       Chesapeake Energy Corp.                      9.50          2/15/2015           3,251
   1,000       Chesapeake Energy Corp.                      6.50          8/15/2017             940
   1,000       Cimarex Energy Co.                           7.13          5/01/2017             970
   1,000       Denbury Resources, Inc.                      9.75          3/01/2016           1,075
   1,000       Encore Acquisition Co.                       9.50          5/01/2016           1,070
   1,500       Helix Energy Solutions Group, Inc. (f)       9.50          1/15/2016           1,560
   1,000       Linn Energy LLC (f)                         11.75          5/15/2017           1,115
   1,000       Linn Energy LLC                              9.88          7/01/2018           1,030
   2,000       Mariner Energy, Inc.                        11.75          6/30/2016           2,205
   2,000       Petrohawk Energy Corp.                      10.50          8/01/2014           2,180
   2,710       Pioneer Natural Resource Co.                 6.65          3/15/2017           2,618
   1,000       Plains Exploration & Production Co.          7.75          6/15/2015             996
   1,000       Plains Exploration & Production Co.          7.63          6/01/2018             983
   1,000       Quicksilver Resources, Inc.                  8.25          8/01/2015             981
   1,000       Quicksilver Resources, Inc.                 11.75          1/01/2016           1,115
   1,000       Quicksilver Resources, Inc.                  7.13          4/01/2016             905
   1,000       SandRidge Energy, Inc. (f)                   9.88          5/15/2016           1,065
                                                                                          ---------
                                                                                             30,294
                                                                                          ---------
               OIL & GAS REFINING & MARKETING (0.4%)
   1,133       Amerigas Partners, LP                        7.25          5/20/2015           1,116
   1,000       MarkWest Energy Partners LP                  6.88         11/01/2014             945
   1,000       Tesoro Corp.                                 6.63         11/01/2015             928
   1,000       Tesoro Corp.                                 9.75          6/01/2019           1,032
                                                                                          ---------
                                                                                              4,021
                                                                                          ---------
               OIL & GAS STORAGE & TRANSPORTATION (4.7%)
   1,000       El Paso Corp.                               12.00         12/12/2013           1,150
   2,000       El Paso Corp.                                7.80          8/01/2031           1,865
  10,400       Enbridge Energy Partners, LP                 8.05         10/01/2037           9,764
   4,000       Enterprise Products Operating, LP (h)        8.38          8/01/2066           3,925
   9,250       Enterprise Products Operating, LP            7.00          6/01/2067           8,121
   9,000       Enterprise Products Operating, LP            7.03          1/15/2068           8,292
   1,405       Kinder Morgan Finance Co.                    5.70          1/05/2016           1,343
   2,980       MarkWest Energy Partners LP                  8.50          7/15/2016           3,040
     250       MarkWest Energy Partners LP                  8.75          4/15/2018             256
   2,000       Regency Energy Partners, LP (f)              9.38          6/01/2016           2,107
   2,000       Sabine Pass LNG, LP                          7.25         11/30/2013           1,800
   2,000       Sabine Pass LNG, LP                          7.50         11/30/2016           1,700
   2,000       SourceGas, LLC (f)                           5.90          4/01/2017           1,715
   3,000       Targa Resources, Inc. (h)                    8.50         11/01/2013           2,940
                                                                                          ---------
                                                                                             48,018
                                                                                          ---------
               Total Energy                                                                  92,158
                                                                                          ---------

               FINANCIALS (20.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   2,000       American Capital Strategies Ltd.             8.85 (a)      8/01/2012           1,766
   1,000       Nuveen Investments, Inc. (f)                10.50         11/15/2015             885
                                                                                          ---------
                                                                                              2,651
                                                                                          ---------
               CONSUMER FINANCE (4.1%)
   4,000       Capital One Financial Corp.                  7.69          8/15/2036           3,490

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                                                                       Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$    968       Daimler Finance N.A. LLC (c)                 9.36%         8/03/2012         $   930
   2,000       Ford Motor Credit Co., LLC                   7.50          8/01/2012           1,949
   5,000       Ford Motor Credit Co., LLC                   7.00         10/01/2013           4,747
   7,000       Ford Motor Credit Co., LLC                   8.00          6/01/2014           6,808
   2,000       Ford Motor Credit Co., LLC                   8.70         10/01/2014           1,985
   5,000       Ford Motor Credit Co., LLC                  12.00          5/15/2015           5,625
   2,000       General Motors Acceptance Corp. (f)          6.88          9/15/2011           1,930
   4,000       General Motors Acceptance Corp.              6.88          8/28/2012           3,776
   3,000       General Motors Acceptance Corp.              6.88          8/28/2012           2,865
   7,000       General Motors Acceptance Corp. (f)          6.75         12/01/2014           6,440
   2,000       General Motors Acceptance Corp.              6.75         12/01/2014           1,815
                                                                                          ---------
                                                                                             42,360
                                                                                          ---------
               DIVERSIFIED BANKS (1.6%)
   1,000       Comerica Capital Trust II                    6.58          2/20/2037             735
   3,000       First Tennessee Bank, N.A.                   5.65          4/01/2016           2,610
   5,186       ING Groep N.V.                               5.78                  -(i)        3,790
     750       KeyCorp Capital II                           6.88          3/17/2029             630
   2,000       Manufacturers & Traders Trust Co.            5.63         12/01/2021           1,619
   5,000       USB Capital IX                               6.19                  -(i)        3,888
   2,000       USB Realty Corp. (f)                         6.09                  -(i)        1,406
   2,000       Wells Fargo Capital XV                       9.75                  -(i)        2,160
                                                                                          ---------
                                                                                             16,838
                                                                                          ---------
               INVESTMENT BANKING & BROKERAGE (0.1%)
   2,000       Lehman Brothers Holdings, Inc. (e)           5.75          4/25/2011             315
   2,000       Lehman Brothers Holdings, Inc. (e)           6.88          5/02/2018             338
                                                                                          ---------
                                                                                                653
                                                                                          ---------
               LIFE & HEALTH INSURANCE (2.0%)
   1,000       Americo Life, Inc. (f)                       7.88          5/01/2013             773
   2,000       Great-West Life & Annuity Insurance Co.
                     (f)                                    7.15          5/16/2046           1,690
   9,000       Lincoln National Corp.                       7.00          5/17/2066           7,470
   2,000       MetLife, Inc.                               10.75          8/01/2069           2,430
   2,000       Prudential Financial, Inc.                   8.88          6/15/2038           2,145
   9,000       StanCorp Financial Group, Inc.               6.90          6/01/2067           6,041
                                                                                          ---------
                                                                                             20,549
                                                                                          ---------
               MULTI-LINE INSURANCE (3.4%)
   1,000       Farmers Exchange Capital (f)                 7.05          7/15/2028             859
   1,700       Farmers Insurance Exchange (f)               8.63          5/01/2024           1,660
   7,200       Genworth Financial, Inc.                     6.15         11/15/2066           4,878
   7,000       Glen Meadow (f)                              6.51          2/12/2067           5,372
   3,780       Hanover Insurance Group, Inc.                8.21          2/03/2027           3,143
  15,500       ILFC E-Capital Trust I (f)                   5.90         12/21/2065           7,440
   3,000       ILFC E-Capital Trust II (f)                  6.25         12/21/2065           1,440
   3,000       Oil Casualty Insurance Ltd. (f)              8.00          9/15/2034           2,002
  11,250       Oil Insurance Ltd. (f)                       7.56                  -(i)        7,963
                                                                                          ---------
                                                                                             34,757
                                                                                          ---------
               MULTI-SECTOR HOLDINGS (1.0%)
   2,750       Leucadia National Corp.                      7.13          3/15/2017           2,612
   9,025       Leucadia National Corp.                      8.65          1/15/2027           8,168
                                                                                          ---------
                                                                                             10,780
                                                                                          ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   2,000       AgFirst Farm Credit Bank                     6.59                  -(i)        1,291
   5,000       BankAmerica Institutional Capital (f)        8.07         12/31/2026           4,813
   4,000       General Electric Capital Corp.               6.38         11/15/2067           3,475
                                                                                          ---------
                                                                                              9,579
                                                                                          ---------
               PROPERTY & CASUALTY INSURANCE (1.1%)
   2,000       First American Capital Trust I               8.50          4/15/2012           1,905
   1,500       Kingsway America, Inc.                       7.50          2/01/2014           1,207
   2,000       Liberty Mutual Group, Inc. (f)               7.00          3/15/2037           1,588

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5 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  5,000       Progressive Corp.                            6.70%         6/15/2037         $ 4,386
   2,000       Zenith National Insurance Capital Trust
                     (f),(h)                                8.55          8/01/2028           1,930
                                                                                          ---------
                                                                                             11,016
                                                                                          ---------
               REGIONAL BANKS (1.0%)
   1,500       AmSouth Bank, N.A.                           5.20          4/01/2015           1,312
   1,500       First Empire Capital Trust I                 8.23          2/01/2027           1,139
   2,500       Huntington Capital III                       6.65          5/15/2037           1,500
   2,000       National City Preferred Capital Trust I     12.00                  -(i)        2,294
   4,000       Webster Capital Trust IV                     7.65          6/15/2037           2,500
   1,500       Zions Bancorp                                5.50         11/16/2015           1,173
                                                                                          ---------
                                                                                              9,918
                                                                                          ---------
               REITS - MORTGAGE (0.2%)
   1,000       iStar Financial, Inc. (f)                    8.00          3/15/2011             880
   1,000       iStar Financial, Inc. (f)                   10.00          6/15/2014             845
                                                                                          ---------
                                                                                              1,725
                                                                                          ---------
               REITS - OFFICE (0.9%)
   1,000       Brandywine Operating Partnership, LP         6.00          4/01/2016             930
   2,000       Brandywine Operating Partnership, LP         5.70          5/01/2017           1,806
   2,000       HRPT Properties Trust                        6.25          8/15/2016           1,876
   1,700       HRPT Properties Trust                        6.25          6/15/2017           1,561
   3,055       Reckson Operating Partnership,  LP           6.00          3/31/2016           2,643
                                                                                          ---------
                                                                                              8,816
                                                                                          ---------
               REITS - RETAIL (2.2%)
   4,000       Developers Diversified Realty Corp.          3.50          8/15/2011           3,730
   2,000       Developers Diversified Realty Corp.          3.00          3/15/2012           1,800
   2,000       Developers Diversified Realty Corp.          5.38         10/15/2012           1,877
   2,500       New Plan Excel Realty Trust, Inc.            4.50          2/01/2011           2,103
   7,000       New Plan Excel Realty Trust, Inc.            5.13          9/15/2012           5,075
   3,000       New Plan Excel Realty Trust, Inc.            5.30          1/15/2015           1,673
   2,675       New Plan Excel Realty Trust, Inc.            5.25          9/15/2015           1,598
   1,550       New Plan Excel Realty Trust, Inc.            7.50          7/30/2029             752
   2,000       Rouse Co. (e)                                8.00          4/30/2009           1,830
   2,000       Rouse Co., LP (e),(f)                        6.75          5/01/2013           1,790
                                                                                          ---------
                                                                                             22,228
                                                                                          ---------
               REITS - SPECIALIZED (0.5%)
   2,000       Host Hotels & Resorts, LP                    6.75          6/01/2016           1,915
   1,000       Host Hotels & Resorts, LP (f)                9.00          5/15/2017           1,071
   1,000       Strategic Hotels & Resorts, Inc. (f)         3.50          4/01/2012             736
   2,000       Ventas Realty, LP                            6.75          4/01/2017           1,930
                                                                                          ---------
                                                                                              5,652
                                                                                          ---------
               SPECIALIZED FINANCE (0.7%)
   2,300       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066           1,644
   1,000       Financial Security Assurance Holdings
                     Ltd. (f)                               6.40         12/15/2066             615
   3,500       MBIA Insurance Co. (f)                      14.00          1/15/2033           1,557
   1,000       Petroplus Finance Ltd. (f)                   7.00          5/01/2017             908
   2,000       Syncora Holdings Ltd. (j)                    6.88                  -(i)           --
   3,000       XL Capital Ltd.                              6.50                  -(i)        2,314
                                                                                          ---------
                                                                                              7,038
                                                                                          ---------
               THRIFTS & MORTGAGE FINANCE (0.0%)
   1,000       Washington Mutual Bank                       5.55          6/16/2010             348
                                                                                          ---------
               Total Financials                                                             204,908
                                                                                          ---------

               HEALTH CARE (5.0%)
               ------------------
               HEALTH CARE EQUIPMENT (0.5%)
   1,000       Accellent, Inc.                             10.50         12/01/2013             991
     990       Biomet, Inc. (c)                             3.29          3/25/2015             953
   1,000       Biomet, Inc.                                10.00         10/15/2017           1,087

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 6

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       Insight Health Services Corp.                5.73% (a)    11/01/2011         $   495
   2,500       Universal Hospital Services, Inc.            4.64 (a)      6/01/2015           2,119
                                                                                          ---------
                                                                                              5,645
                                                                                          ---------
               HEALTH CARE FACILITIES (3.4%)
   2,886       Community Health Systems, Inc. (c),(d)       7.57          7/24/2014           2,685
   1,000       Community Health Systems, Inc.               8.88          7/15/2015           1,035
   2,257       HCA, Inc. (c)                                2.53         11/18/2013           2,104
   4,000       HCA, Inc.                                    5.75          3/15/2014           3,740
   3,000       HCA, Inc.                                    9.25         11/15/2016           3,150
   4,207       HCA, Inc.                                    9.63         11/15/2016           4,491
   2,000       HCA, Inc. (f)                                8.50          4/15/2019           2,130
     959       HealthSouth Corp. (c)                        6.04          3/10/2013             923
   2,000       HealthSouth Corp.                           10.75          6/15/2016           2,190
   2,000       IASIS Healthcare, LLC                        8.75          6/15/2014           2,060
   1,000       LifePoint Hospitals, Inc.                    3.50          5/15/2014             900
   3,000       Select Medical Corp.                         7.63          2/01/2015           2,850
   1,000       Sun Healthcare Group, Inc.                   9.13          4/15/2015           1,015
   2,000       Tenet Healthcare Corp.                       7.38          2/01/2013           1,950
   2,000       Tenet Healthcare Corp. (f)                   9.00          5/01/2015           2,125
   1,000       United Surgical Partners International,
                     Inc.                                   8.88          5/01/2017           1,010
                                                                                          ---------
                                                                                             34,358
                                                                                          ---------
               HEALTH CARE SERVICES (0.8%)
   1,500       Alliance Imaging, Inc.                       7.25         12/15/2012           1,493
   1,750       AMR Holdco, Inc.                            10.00          2/15/2015           1,855
     500       Omnicare, Inc.                               6.88         12/15/2015             480
   2,000       Psychiatric Solutions, Inc.                  7.75          7/15/2015           1,980
   1,039       US Oncology, Inc.                            5.68 (a)      3/15/2012             919
   1,000       US Oncology, Inc.                           10.75          8/15/2014           1,050
                                                                                          ---------
                                                                                              7,777
                                                                                          ---------
               HEALTH CARE SUPPLIES (0.3%)
   1,000       Bausch & Lomb, Inc.                          9.88         11/01/2015           1,043
   1,000       DJO Finance LLC                             10.88         11/15/2014           1,047
   1,000       VWR Funding, Inc.                           10.25          7/15/2015             945
                                                                                          ---------
                                                                                              3,035
                                                                                          ---------
               Total Health Care                                                             50,815
                                                                                          ---------

               INDUSTRIALS (6.4%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
   1,000       BE Aerospace, Inc.                           8.50          7/01/2018           1,042
   1,000       Bombardier, Inc. (f)                         8.00         11/15/2014           1,030
                                                                                          ---------
                                                                                              2,072
                                                                                          ---------
               AIR FREIGHT & LOGISTICS (0.2%)
   3,000       Park Ohio Industries, Inc.                   8.38         11/15/2014           2,370
                                                                                          ---------
               AIRLINES (0.8%)
   1,238       America West Airlines, Inc. Pass-Through
                     Trust                                  6.87          1/02/2017           1,084
     565       America West Airlines, Inc. Pass-Through
                     Trust                                  7.12          1/02/2017             411
   2,000       American Airlines, Inc. Pass-Through
                     Trust                                  6.82          5/23/2011           1,910
   2,000       Continental Airlines, Inc.                   8.75         12/01/2011           1,830
     135       Continental Airlines, Inc. Pass-Through
                     Trust                                  8.50          5/01/2011             127
     387       Continental Airlines, Inc. Pass-Through
                     Trust                                  7.03          6/15/2011             361
   2,000       Continental Airlines, Inc. Pass-Through
                     Trust                                  9.00          7/08/2016           2,136
                                                                                          ---------
                                                                                              7,859
                                                                                          ---------
               BUILDING PRODUCTS (0.7%)
   2,000       Building Materials Corp. of America          7.75          8/01/2014           1,990
   2,000       Esco Corp. (f)                               4.17 (a)     12/15/2013           1,820
     250       Esco Corp. (f)                               8.63         12/15/2013             248
   1,500       Nortek, Inc. (e)                             8.50          9/01/2014           1,095
     500       Ply Gem Industries, Inc.                    11.75          6/15/2013             470


---------------------------------------------------------------------------------------------------
7 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$    750       USG Corp. (f)                                9.75%         8/01/2014         $   780
   1,000       USG Corp.                                    6.30         11/15/2016             865
                                                                                          ---------
                                                                                              7,268
                                                                                          ---------
               COMMERCIAL PRINTING (0.4%)
   3,000       Deluxe Corp.                                 5.00         12/15/2012           2,824
   2,000       Harland Clarke Holdings Corp.               10.07 (a)      5/15/2015           1,625
                                                                                          ---------
                                                                                              4,449
                                                                                          ---------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     500       Case New Holland, Inc. (f)                   7.75          9/01/2013             499
   1,000       Case New Holland, Inc.                       7.13          3/01/2014             982
   1,985       Manitowoc Co., Inc. (c)                      7.08          4/14/2014           1,953
   1,000       Navistar International Corp.                 8.25         11/01/2021             977
   1,000       Terex Corp.                                  7.38          1/15/2014             990
   2,000       United Rentals North America, Inc.           7.75         11/15/2013           1,840
                                                                                          ---------
                                                                                              7,241
                                                                                          ---------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   1,500       Baldor Electric Co.                          8.63          2/15/2017           1,549
   2,000       RBS Global, Inc.                             9.50          8/01/2014           1,990
                                                                                          ---------
                                                                                              3,539
                                                                                          ---------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   1,000       Casella Waste Systems, Inc. (f)             11.00          7/15/2014           1,063
                                                                                          ---------
               HIGHWAYS & RAILTRACKS (0.4%)
   2,100       American Railcar Industries, Inc.            7.50          3/01/2014           1,916
   2,000       RailAmerica, Inc.                            9.25          7/01/2017           2,100
                                                                                          ---------
                                                                                              4,016
                                                                                          ---------
               INDUSTRIAL CONGLOMERATES (0.6%)
   2,774       Textron Financial Corp.                      5.40          4/28/2013           2,743
   5,000       Textron Financial Corp. (f)                  6.00          2/15/2067           3,356
                                                                                          ---------
                                                                                              6,099
                                                                                          ---------
               INDUSTRIAL MACHINERY (0.0%)
     500       Mueller Water Products, Inc.                 7.38          6/01/2017             436
                                                                                          ---------
               OFFICE SERVICES & SUPPLIES (0.3%)
   1,000       ACCO Brands Corp.                           10.63          3/15/2015           1,091
   1,481       West Corp. (c)                               2.62         10/24/2013           1,359
     500       West Corp.                                   9.50         10/15/2014             505
                                                                                          ---------
                                                                                              2,955
                                                                                          ---------
               RAILROADS (0.4%)
   6,310       Southern Capital Corp. (f)                   5.70          6/30/2023           4,311
                                                                                          ---------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
   2,000       RSC Equipment Rental Corp.                   9.50         12/01/2014           1,985
   3,000       United Rentals North America, Inc. (h)       6.50          2/15/2012           2,955
   1,000       United Rentals North America, Inc. (f)      10.88          6/15/2016           1,090
                                                                                          ---------
                                                                                              6,030
                                                                                          ---------
               TRUCKING (0.6%)
   2,000       Avis Budget Car Rental, LLC                  7.63          5/15/2014           1,810
   1,983       Hertz Corp. (c)                              5.26         12/21/2012           1,852
   2,000       Hertz Corp.                                  8.88          1/01/2014           2,030
                                                                                          ---------
                                                                                              5,692
                                                                                          ---------
               Total Industrials                                                             65,400
                                                                                          ---------

               INFORMATION TECHNOLOGY (1.7%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
  10,000       First Data Corp.                             9.88          9/24/2015           9,225
   1,000       Iron Mountain, Inc.                          7.75          1/15/2015           1,017

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  7,000       SunGard Data Systems, Inc.                  10.25%         8/15/2015         $ 7,245
                                                                                          ---------
                                                                                             17,487
                                                                                          ---------
               Total Information Technology                                                  17,487
                                                                                          ---------

               MATERIALS (2.6%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
   2,000       Arco Chemical Co. (e)                        9.80          2/01/2020           1,380
     201       Hexion Specialty Chemicals, Inc. (c)         2.56          5/05/2013             161
     794       Hexion Specialty Chemicals, Inc. (c)         2.56          5/05/2013             636
   1,000       Hexion U.S. Financial Corp.                  9.75         11/15/2014             855
                                                                                          ---------
                                                                                              3,032
                                                                                          ---------
               CONSTRUCTION MATERIALS (0.1%)
     500       Headwaters, Inc. (f)                        11.38         11/01/2014             503
   1,000       Panolam Industries International, Inc.
                     (e)                                   10.75         10/01/2013             320
                                                                                          ---------
                                                                                                823
                                                                                          ---------
               DIVERSIFIED CHEMICALS (0.2%)
   2,500       Huntsman International, LLC                  7.38          1/01/2015           2,313
                                                                                          ---------
               METAL & GLASS CONTAINERS (0.5%)
   2,000       Berry Plastics Escrow, LLC (d),(f)           8.88          9/15/2014           1,980
   1,000       Crown Americas, LLC                          7.75         11/15/2015           1,030
   2,000       Graham Packaging Co., LP                     8.50         10/15/2012           2,025
     500       Pliant Corp. (e)                            11.13          9/01/2009              13
                                                                                          ---------
                                                                                              5,048
                                                                                          ---------
               PAPER PACKAGING (0.5%)
     250       Graphic Packaging Corp.                      8.63          2/15/2012             251
   3,000       Graphic Packaging International, Inc.        9.50          8/15/2013           3,075
   2,000       Jefferson Smurfit Corp. (e)                  8.25         10/01/2012           1,570
                                                                                          ---------
                                                                                              4,896
                                                                                          ---------
               PAPER PRODUCTS (0.2%)
     597       Boise Cascade, LLC                           7.13         10/15/2014             498
   1,100       Georgia Pacific, LLC (f)                     8.25          5/01/2016           1,169
   1,000       NewPage Corp.                               10.00          5/01/2012             645
                                                                                          ---------
                                                                                              2,312
                                                                                          ---------
               SPECIALTY CHEMICALS (0.3%)
   2,000       Momentive Performance Materials, Inc.        9.75         12/01/2014           1,700
   1,000       Nalco Co.                                    8.88         11/15/2013           1,035
   1,000       Tronox Worldwide, LLC (e),(f)                9.50         12/01/2012             637
                                                                                          ---------
                                                                                              3,372
                                                                                          ---------
               STEEL (0.5%)
   1,500       AK Steel Holding Corp.                       7.75          6/15/2012           1,500
   2,000       Allegheny Technologies, Inc.                 9.38          6/01/2019           2,279
   1,250       Metals USA, Inc.                            11.13         12/01/2015           1,209
                                                                                          ---------
                                                                                              4,988
                                                                                          ---------
               Total Materials                                                               26,784
                                                                                          ---------

               MUNICIPAL BONDS (0.5%)
               ----------------------
               BUILDINGS (0.4%)
   4,030       Mobile Services Group, Inc.                  9.75          8/01/2014           4,171
                                                                                          ---------
               MISCELLANEOUS (0.1%)
     600       Mac-Gray Corp.                               7.63          8/15/2015             596
                                                                                          ---------
               Total Municipal Bonds                                                          4,767
                                                                                          ---------

---------------------------------------------------------------------------------------------------
9 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (5.3%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.4%)
$  1,500       Global Crossing Ltd. (f)                    12.00%         9/15/2015         $ 1,616
   1,000       Level 3 Communications, Inc. (c)             9.52          3/13/2014           1,067
   1,000       Level 3 Financing, Inc.                     12.25          3/15/2013           1,053
                                                                                          ---------
                                                                                              3,736
                                                                                          ---------
               INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
   3,000       Cincinnati Bell, Inc.                        8.25         10/15/2017           2,985
   2,000       Citizens Communications Co.                  7.88          1/15/2027           1,835
   1,000       Frontier Communications Corp.                8.25          5/01/2014           1,029
   3,000       GCI, Inc.                                    8.63         11/15/2019           3,008
   2,032       Hawaiian Telcom Communications, Inc. (c)     6.26          6/01/2014           1,502
   2,000       Hawaiian Telcom Communications, Inc. (e)    12.50          5/01/2015              --
  12,000       Qwest Communications International, Inc.     7.50          2/15/2014          11,790
   5,000       Qwest Communications International, Inc.     7.50          2/15/2014           4,937
   1,000       Windstream Corp.                             8.13          8/01/2013           1,041
   4,000       Windstream Corp. (f)                         7.88         11/01/2017           4,060
                                                                                          ---------
                                                                                             32,187
                                                                                          ---------
               WIRELESS TELECOMMUNICATION SERVICES (1.8%)
   1,000       Crown Castle International Corp.             9.00          1/15/2015           1,058
   1,980       MetroPCS Communications, Inc. (c)            2.75          2/20/2014           1,859
   1,000       MetroPCS Communications, Inc.                9.25         11/01/2014           1,005
   3,000       Nextel Communications, Inc.                  6.88         10/31/2013           2,782
   4,000       Nextel Communications, Inc.                  5.95          3/15/2014           3,490
   6,000       Sprint Capital Corp.                         8.38          3/15/2012           6,120
   2,000       Sprint Nextel Corp.                          8.38          8/15/2017           1,940
                                                                                          ---------
                                                                                             18,254
                                                                                          ---------
               Total Telecommunication Services                                              54,177
                                                                                          ---------

               UTILITIES (7.0%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
     672       FPL Energy National Wind Portfolio, LLC
                     (f)                                    6.13          3/25/2019             620
     529       FPL Energy Wind Funding, LLC (f)             6.88          6/27/2017             493
   2,000       FPL Group Capital, Inc.                      7.30          9/01/2067           1,978
   6,679       Homer City Funding, LLC                      8.73         10/01/2026           6,345
   4,000       PPL Capital Funding, Inc.                    6.70          3/30/2067           3,445
   1,000       Public Service Co. of New Mexico             7.95          5/15/2018           1,024
   3,000       Reliant Energy, Inc.                         7.63          6/15/2014           2,955
   2,000       Reliant Energy, Inc.                         7.88          6/15/2017           1,950
     697       Sierra Pacific Resources                     8.63          3/15/2014             720
   1,960       Texas Competitive Electric Holding Co.,
                     LLC (c)                                3.74         10/10/2014           1,522
     980       Texas Competitive Electric Holding Co.,
                     LLC (c)                                3.74         10/10/2014             755
   7,000       Texas Competitive Electric Holding Co.,
                     LLC                                   10.25         11/01/2015           5,023
                                                                                          ---------
                                                                                             26,830
                                                                                          ---------
               GAS UTILITIES (1.2%)
   3,000       El Paso Energy Corp.                         7.75          1/15/2032           2,813
     500       Southern Star Central Corp.                  6.75          3/01/2016             481
  11,000       Southern Union Co.                           7.20 (a)     11/01/2066           9,075
                                                                                          ---------
                                                                                             12,369
                                                                                          ---------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   2,000       AES Corp.                                    7.75          3/01/2014           2,025
   3,000       AES Corp.                                    8.00          6/01/2020           3,015
   2,000       Dynegy Holdings, Inc.                        8.38          5/01/2016           1,870
   1,000       Mirant Americas Generation, Inc.             8.30          5/01/2011           1,024
   1,000       NRG Energy, Inc.                             7.38          1/15/2017             997
                                                                                          ---------
                                                                                              8,931
                                                                                          ---------

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 10

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               MULTI-UTILITIES (2.3%)
$  2,000       Calpine Construction Finance Co., LP (f)     8.00%         6/01/2016         $ 2,050
   1,500       CMS Energy Corp.                             8.75          6/15/2019           1,650
   4,990       Integrys Energy Group, Inc.                  6.11         12/01/2066           3,997
   3,000       PNM Resources, Inc.                          9.25          5/15/2015           3,113
  13,000       Puget Sound Energy, Inc.                     6.97          6/01/2067          11,410
   1,229       Tenaska Oklahoma, LP (f)                     6.53         12/30/2014           1,206
                                                                                          ---------
                                                                                             23,426
                                                                                          ---------
               Total Utilities                                                               71,556
                                                                                          ---------
               Total Corporate Obligations (cost: $713,880)                                 732,349
                                                                                          ---------

               EURODOLLAR AND YANKEE OBLIGATIONS (8.6%)

               CONSUMER DISCRETIONARY (1.0%)
               -----------------------------
               BROADCASTING (0.5%)
   5,000       NTL Cable plc                                8.75          4/15/2014           5,106
     500       UPC Holding B.V. (f)                         9.88          4/15/2018             524
                                                                                          ---------
                                                                                              5,630
                                                                                          ---------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
   2,000       Royal Caribbean Cruises Ltd.                 7.25          6/15/2016           1,870
                                                                                          ---------
               PUBLISHING (0.3%)
   2,000       Nielsen Finance LLC and Nielsen Finance
                     Co.                                   11.63          2/01/2014           2,155
     500       Nielsen Finance, LLC                        11.50          5/01/2016             537
                                                                                          ---------
                                                                                              2,692
                                                                                          ---------
               Total Consumer Discretionary                                                  10,192
                                                                                          ---------

               ENERGY (0.4%)
               -------------
               OIL & GAS DRILLING (0.2%)
     432       Delek & Avner-Yam Tethys Ltd. (f)            5.33          8/01/2013             435
   2,000       Gibson Energy ULC (f)                       11.75          5/27/2014           2,115
                                                                                          ---------
                                                                                              2,550
                                                                                          ---------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
     750       TRICO Marine Services, Inc. (f)             11.88         11/01/2014             769
                                                                                          ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   1,000       Compton Petroleum Finance Corp.              7.63         12/01/2013             745
                                                                                          ---------
               Total Energy                                                                   4,064
                                                                                          ---------

               FINANCIALS (3.7%)
               -----------------
               DIVERSIFIED BANKS (0.8%)
     786       Groupe BPCE                                 10.00                  -(i)          924
   1,415       MUFG Capital Finance 1 Ltd.                  6.35                  -(i)        1,309
   1,500       Natixis (f)                                 10.00                  -(i)        1,375
   4,000       Royal Bank of Scotland Group plc             7.64                  -(i)        1,962
   2,000       Standard Chartered plc (f)                   6.41                  -(i)        1,582
   1,000       Sumitomo Mitsui Financial Group (f)          6.08                  -(i)          869
                                                                                          ---------
                                                                                              8,021
                                                                                          ---------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
   4,000       UBS Preferred Funding Trust II               7.25                  -(i)        3,606
   1,000       UBS Preferred Funding Trust V                6.24                  -(i)          792
                                                                                          ---------
                                                                                              4,398
                                                                                          ---------
               MULTI-LINE INSURANCE (0.2%)
   2,000       AXA S.A. (f)                                 6.46                  -(i)        1,678
                                                                                          ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   2,210       ZFS Finance USA Trust I (f)                  6.15         12/15/2065           1,989

---------------------------------------------------------------------------------------------------
11 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       ZFS Finance USA Trust II (f)                 6.45%        12/15/2065         $ 1,820
                                                                                          ---------
                                                                                              3,809
                                                                                          ---------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   1,000       Allied World Assurance Holdings Ltd.         7.50          8/01/2016           1,044
   3,000       Catlin Insurance Co. Ltd. (f)                7.25                  -(i)        2,325
                                                                                          ---------
                                                                                              3,369
                                                                                          ---------
               REGIONAL BANKS (0.3%)
   3,000       Credit Agricole S.A. (f)                     6.64                  -(i)        2,415
   2,000       Glitnir Banki hf, acquired 1/25/2008;
                     cost $1,830(e),(f),(k)                 4.75         10/15/2010             462
   1,000       Kaupthing Bank hf (e),(f)                    5.75         10/04/2011             230
                                                                                          ---------
                                                                                              3,107
                                                                                          ---------
               REINSURANCE (1.3%)
   5,000       Max USA Holdings Ltd. (f),(h)                7.20          4/14/2017           4,162
   2,000       Platinum Underwriters Finance, Inc.          7.50          6/01/2017           1,922
   9,000       PXRE Capital Trust I                         8.85          2/01/2027           7,425
                                                                                          ---------
                                                                                             13,509
                                                                                          ---------
               Total Financials                                                              37,891
                                                                                          ---------

               INDUSTRIALS (0.9%)
               ------------------
               MARINE (0.3%)
   2,000       Navios Maritime Holdings, Inc.               9.50         12/15/2014           1,979
     500       Navios Maritime Holdings, Inc. (d),(f)       8.88         11/01/2017             520
   1,000       Stena AB                                     7.00         12/01/2016             835
                                                                                          ---------
                                                                                              3,334
                                                                                          ---------
               RAILROADS (0.6%)
   6,000       Kansas City Southern de Mexico, S.A. de
                     C.V. (h)                               9.38          5/01/2012           6,150
                                                                                          ---------
               Total Industrials                                                              9,484
                                                                                          ---------

               INFORMATION TECHNOLOGY (1.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.8%)
   5,000       Intelsat Bermuda Ltd.                       11.25          6/15/2016           5,375
   3,000       Intelsat Jackson Holdings, Ltd. (c)          3.25          2/01/2014           2,691
                                                                                          ---------
                                                                                              8,066
                                                                                          ---------
               SEMICONDUCTORS (0.2%)
   1,378       Freescale Semiconductor, Inc. (c)            5.87         12/15/2014           1,414
   1,750       New Asat Finance Ltd. (e)                    9.25          2/01/2011              11
     320       NXP B.V./ NXP Funding LLC                   10.00          7/15/2013             312
                                                                                          ---------
                                                                                              1,737
                                                                                          ---------
               Total Information Technology                                                   9,803
                                                                                          ---------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.3%)
   2,500       Novelis, Inc.                                7.25          2/15/2015           2,250
     500       Novelis, Inc.                               11.50          2/15/2015             524
                                                                                          ---------
                                                                                              2,774
                                                                                          ---------
               COMMODITY CHEMICALS (0.1%)
   1,000       Nova Chemicals Corp.                         8.38         11/01/2016           1,016
                                                                                          ---------
               DIVERSIFIED CHEMICALS (0.2%)
   3,000       INEOS Group Holdings plc (f)                 8.50          2/15/2016           1,665
                                                                                          ---------
               DIVERSIFIED METALS & MINING (0.3%)
   1,000       Glencore Funding, LLC (f)                    6.00          4/15/2014             982
   1,000       Teck Resources Ltd.                          9.75          5/15/2014           1,130


---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 12

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       Teck Resources Ltd.                         10.75%         5/15/2019         $ 1,175
                                                                                          ---------
                                                                                              3,287
                                                                                          ---------
               FOREST PRODUCTS (0.0%)
     667       Ainsworth Lumber Co. Ltd. (f)               11.00          7/29/2015             414
                                                                                          ---------
               PAPER PACKAGING (0.2%)
   3,000       JSG Funding plc                              7.75          4/01/2015           2,685
                                                                                          ---------
               PAPER PRODUCTS (0.4%)
   3,000       Abitibi-Consolidated Co. of Canada (e)       6.00          6/20/2013             435
   2,098       Cascades, Inc.                               7.25          2/15/2013           2,061
   1,000       Domtar Corp.                                 5.38         12/01/2013             955
     500       PE Paper Escrow GmbH (f)                    12.00          8/01/2014             544
                                                                                          ---------
                                                                                              3,995
                                                                                          ---------
               SPECIALTY CHEMICALS (0.1%)
   3,000       LyondellBasell Industries (e),(f)            8.38          8/15/2015             675
                                                                                          ---------
               Total Materials                                                               16,511
                                                                                          ---------
               Total Eurodollar and Yankee Obligations (cost: $95,825)                       87,945
                                                                                          ---------

               ASSET-BACKED SECURITIES (5.3%)

               FINANCIALS (4.3%)
               -----------------
               ASSET-BACKED FINANCING (4.3%)
   3,000       AESOP Funding II, LLC (f)                    0.47 (a)      3/20/2012           2,852
   1,000       AESOP Funding II, LLC (f)                    9.31         10/20/2013           1,103
     170       Airport Airplanes                            0.62 (a)      3/15/2019             160
   5,000       AmeriCredit Automobile Receivables Trust     6.96 (a)     10/14/2014           5,274
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013           2,001
   3,000       Bank of America Credit Card Trust            0.54 (a)      6/15/2014           2,793
   3,000       Bank One Issuance Trust                      4.77          2/16/2016           3,003
   3,000       Bank One Issuance Trust                      1.05 (a)      2/15/2017           2,755
   2,020       Capital One Multi-Asset Execution Trust      0.55 (a)      6/16/2014           1,867
   4,000       Citibank Credit Card Issuance Trust          6.30          6/20/2014           4,136
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013           5,059
     225       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013             225
   2,236       GE Equipment Midticket, LLC                  0.57 (a)      9/15/2017           1,758
   1,000       Hertz Vehicle Financing, LLC (f)             5.08         11/25/2011           1,022
   1,000       Hertz Vehicle Financing, LLC (f)             5.08         11/25/2011           1,022
   5,000       Rental Car Finance Corp. (f)                 0.38 (a)      7/25/2013           4,298
   1,525       USXL Funding, LLC (INS)(f)                   5.38          4/15/2014           1,526
   3,040       WFS Financial Owner Trust                    4.76          5/17/2013           3,070
                                                                                          ---------
               Total Financials                                                              43,924
                                                                                          ---------

               INDUSTRIALS (1.0%)
               ------------------
               AIRLINES (1.0%)
   4,652       United Airlines, Inc. Pass-Through Trust
                     (h)                                    8.03          7/01/2011           5,978
   4,352       United Airlines, Inc. Pass-Through Trust     7.78          1/01/2014           4,327
                                                                                          ---------
               Total Industrials                                                             10,305
                                                                                          ---------
               Total Asset-Backed Securities (cost: $48,861)                                 54,229
                                                                                          ---------

               COMMERCIAL MORTGAGE SECURITIES (2.3%)

               FINANCIALS (2.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
   2,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.81          7/10/2044           1,538
   1,443       Banc of America Commercial Mortgage, Inc.
                     (f)                                    5.46          9/10/2047           1,144

---------------------------------------------------------------------------------------------------
13 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  3,847       Banc of America Commercial Mortgage, Inc.
                     (f)                                    6.14%(a)      9/10/2047         $ 2,687
   1,620       Citigroup Commercial Mortgage Trust          4.83          5/15/2043           1,416
   2,000       Citigroup Commercial Mortgage Trust          6.10         12/10/2049           1,523
   1,000       Commercial Mortgage Loan Trust               6.22 (a)     12/10/2049             720
   5,000       GE Capital Commercial Mortgage Corp.         5.61         12/10/2049           3,183
   2,000       GMAC Commercial Mortgage Securities,
                     Inc.                                   4.75          5/10/2043           1,746
   2,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.81          6/12/2043           1,928
   1,700       LB-UBS Commercial Mortgage Trust             5.46          2/15/2040           1,119
   6,400       Merrill Lynch Mortgage Trust                 5.14          7/12/2038           4,478
   2,000       Merrill Lynch Mortgage Trust                 4.92         10/12/2041           1,546
                                                                                          ---------
                                                                                             23,028
                                                                                          ---------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   1,651       Credit Suisse First Boston Corp.,
                     acquired 6/13/2003; cost $80(k)        0.97 (a)      5/17/2040              80
                                                                                          ---------
               Total Financials                                                              23,108
                                                                                          ---------
               Total Commercial Mortgage Securities (cost: $21,011)                          23,108
                                                                                          ---------

               MUNICIPAL BONDS (0.5%)

               CASINOS & GAMING (0.4%)
   2,000       Mashantucket (Western) Pequot Tribe,
                     acquired 10/05/2009; cost
                     $1,410(f),(k)                          5.91          9/01/2021           1,215
   3,630       Seneca Nation of Indians Capital
                     Improvements Auth.                     6.75         12/01/2013           3,395
                                                                                          ---------
               Total Casinos & Gaming                                                         4,610
                                                                                          ---------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)

     710       Erie County Tobacco Asset Securitization
                     Corp.                                  6.00          6/01/2028             549
                                                                                          ---------
               Total Municipal Bonds (cost: $5,729)                                           5,159
                                                                                          ---------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (9.3%)

               COMMON STOCKS (0.8%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               BROADCASTING (0.0%)
  30,000       Sinclair Broadcast Group, Inc. "A"                                               118
                                                                                          ---------
               CABLE & SATELLITE (0.1%)
  50,000       Comcast Corp. "A"                                                                725
   6,666       Time Warner Cable, Inc.                                                          263
                                                                                          ---------
                                                                                                988
                                                                                          ---------
               PUBLISHING (0.0%)
  32,656       American Media, Inc. , acquired 2/02/2009; cost $723*(j),(k)                      --
                                                                                          ---------
               Total Consumer Discretionary                                                   1,106
                                                                                          ---------

               CONSUMER STAPLES (0.0%)
               -----------------------
               PACKAGED FOODS & MEAT (0.0%)
  20,000       Reddy Ice Holdings, Inc.  *                                                       79
                                                                                          ---------

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 14

---------------------------------------------------------------------------------------------------

NUMBER                                                                                       MARKET
OF                                                                                            VALUE
SHARES         SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               ENERGY (0.2%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
 169,107       Energy Partners Ltd.  *                                                    $   1,456
                                                                                          ---------
               OIL & GAS REFINING & MARKETING (0.0%)
  15,000       Valero Energy Corp.                                                              271
                                                                                          ---------
               Total Energy                                                                   1,727
                                                                                          ---------

               FINANCIALS (0.1%)
               -----------------
               MULTI-LINE INSURANCE (0.0%)
     750       American International Group, Inc.  *                                             25
                                                                                          ---------
               REGIONAL BANKS (0.0%)
   5,000       City National Corp.                                                              188
                                                                                          ---------
               REITS - OFFICE (0.0%)
  10,000       Maguire Properties, Inc.  *                                                       18
                                                                                          ---------
               REITS - SPECIALIZED (0.1%)
  10,000       Entertainment Properties Trust                                                   340
  10,000       Strategic Hotel Capital, Inc.  *                                                  18
  10,951       Sunstone Hotel Investors, Inc.  *                                                 83
                                                                                          ---------
                                                                                                441
                                                                                          ---------
               Total Financials                                                                 672
                                                                                          ---------

               HEALTH CARE (0.1%)
               ------------------
               HEALTH CARE FACILITIES (0.0%)
  20,000       Community Health Systems, Inc.  *                                                626
                                                                                          ---------
               PHARMACEUTICALS (0.1%)
  10,000       Merck & Co., Inc.                                                                309
  30,000       Pfizer, Inc.                                                                     511
                                                                                          ---------
                                                                                                820
                                                                                          ---------
               Total Health Care                                                              1,446
                                                                                          ---------

               INDUSTRIALS (0.1%)
               ------------------
               BUILDING PRODUCTS (0.0%)
  20,000       Masco Corp.                                                                      235
                                                                                          ---------
               COMMERCIAL PRINTING (0.1%)
  39,632       World Color Press, Inc.  *                                                       375
                                                                                          ---------
               Total Industrials                                                                610
                                                                                          ---------

               MATERIALS (0.1%)
               ----------------
               FOREST PRODUCTS (0.1%)
 195,497       Ainsworth Lumber Co. Ltd.  *                                                     318
                                                                                          ---------
               STEEL (0.0%)
  20,000       Worthington Industries, Inc.                                                     221
                                                                                          ---------
               Total Materials                                                                  539
                                                                                          ---------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
  70,000       Frontier Communications Corp.                                                    502
  30,000       Iowa Telecommunication Services, Inc.                                            353
  60,000       Windstream Corp.                                                                 578
                                                                                          ---------
               Total Telecommunication Services                                               1,433
                                                                                          ---------

---------------------------------------------------------------------------------------------------
15 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               UTILITIES (0.0%)
               ----------------
               ELECTRIC UTILITIES (0.0%)
  10,000       Progress Energy, Inc.                                                      $     375
                                                                                          ---------
               Total Common Stocks (cost: $18,530)                                            7,987
                                                                                          ---------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.7%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
  75,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (f)                                                                            5,311
                                                                                          ---------

               FINANCIALS (0.8%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
 120,000       Delphi Financial Group, Inc., 7.38%, perpetual                                 2,089
                                                                                          ---------
               PROPERTY & CASUALTY INSURANCE (0.1%)
  $2,000       White Mountains Re Group, 7.51%, perpetual  (f)                                1,657
                                                                                          ---------
               REINSURANCE (0.2%)
   3,000       Ram Holdings Ltd., 7.50%, non-cumulative, perpetual  *                           150
  $2,000       Swiss Re Capital I LP, 6.85%, perpetual  (f)                                   1,542
                                                                                          ---------
                                                                                              1,692
                                                                                          ---------
               REITS - OFFICE (0.1%)
  20,000       Maguire Properties, Inc., Series A, 7.63% cumulative redeemable,
               perpetual                                                                        160
  20,000       Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
               perpetual                                                                        451
                                                                                          ---------
                                                                                                611
                                                                                          ---------
               REITS - RETAIL (0.0%)
  20,000       Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                   471
                                                                                          ---------
               REITS - SPECIALIZED (0.1%)
  70,000       Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                           859
  20,000       Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                       400
                                                                                          ---------
                                                                                              1,259
                                                                                          ---------
               THRIFTS & MORTGAGE FINANCE (0.1%)
  40,000       Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                  959
                                                                                          ---------
               Total Financials                                                               8,738
                                                                                          ---------

               GOVERNMENT (0.0%)
               -----------------
  15,000       Fannie Mae, 8.25%, perpetual                                                      18
                                                                                          ---------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   2,000       Centaur Funding Corp., 9.08%  (f)                                              2,012
  30,000       Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual
               (b) 1,627
                                                                                          ---------
               Total Telecommunication Services                                               3,639
                                                                                          ---------
               Total Preferred Securities (cost: $24,779)                                    17,706
                                                                                          ---------

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 16

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (6.8%)
  449,118      iShares iBoxx High Yield Corporate Bond Fund                               $  38,256
  816,944      SPDR Barclay Capital High Yield Bond Fund                                     31,036
                                                                                          ---------
               Total Exchange-Traded Funds (cost: $63,764)                                   69,292
                                                                                          ---------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING (0.0%)
      250      Ono Finance plc , acquired 7/16/2001; cost $0*(f),(j),(k)                         --
                                                                                          ---------

               INDUSTRIALS (0.0%)
               ------------------

               COMMERCIAL PRINTING (0.0%)
   22,461      World Color Press, Inc.  *                                                        73
   22,461      World Color Press, Inc.  *                                                        46
                                                                                          ---------
               Total Industrials                                                                119
                                                                                          ---------

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SEMICONDUCTORS (0.0%)
        1      New Asat Finance Ltd., acquired 12/03/2007; cost $0*(f),(j),(k)                   --
                                                                                          ---------
               Total Warrants (cost: $492)                                                      119
                                                                                          ---------
               Total Equity
               Securities
               (cost: $107,565)                                                              95,104
                                                                                          ---------

PRINCIPAL
AMOUNT                                                    COUPON
(000)                                                       RATE       MATURITY
---------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.4%)

               COMMERCIAL PAPER (0.5%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               PACKAGED FOODS & MEAT (0.5%)
$   5,000      Kraft Foods, Inc.                            0.33%     11/18/2009              4,999
                                                                                          ---------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.9%)
9,525,591      State Street Institutional Liquid
                       Reserve Fund, 0.25% (l)                                                9,526
                                                                                          ---------
               Total Money Market Instruments
               (cost: $14,525)                                                               14,525
                                                                                          ---------


               TOTAL INVESTMENTS (COST: $1,007,396)                                     $ 1,012,419
                                                                                          =========

---------------------------------------------------------------------------------------------------
17 | USAA High-Yield Opportunities Fund

---------------------------------------------------------------------------------------------------

($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                              (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                            QUOTED PRICES        OTHER       SIGNIFICANT
                                              IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                               MARKETS         OBSERVABLE       INPUTS
                                            FOR IDENTICAL        INPUTS
                                               ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                   $             -- $       732,349 $            -- $      732,349
  EURODOLLAR AND YANKEE OBLIGATIONS                     --          87,945              --         87,945
  ASSET-BACKED SECURITIES                               --          54,229              --         54,229
  COMMERCIAL MORTGAGE SECURITIES                        --          23,108              --         23,108
  MUNICIPAL BONDS                                       --           5,159              --          5,159
EQUITY SECURITIES:
  COMMON STOCKS                                      7,987              --              --          7,987
  PREFERRED SECURITIES                                  --          17,706              --         17,706
  EXCHANGE-TRADED FUNDS                             69,292              --              --         69,292
  WARRANTS                                             119              --              --            119
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                      --           4,999              --          4,999
  MONEY MARKET FUNDS                                 9,526              --              --          9,526
---------------------------------------------------------------------------------------------------------
TOTAL                                     $         86,924 $       925,495 $            -- $    1,012,419
---------------------------------------------------------------------------------------------------------





Reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                                           CORPORATE          ASSET-BACKED
                                                                         OBLIGATIONS            SECURITIES
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                                  $ 2,582               $ 1,007
Net realized gain (loss)                                                           -                     -
Change in net unrealized appreciation/depreciation                             1,385                    96
Net purchases (sales)                                                              -                     -
Transfers in and/or out of Level 3                                           (3,967)               (1,103)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Balance as of October 31, 2009                                               $     -               $     -
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 18

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares and High-Yield Opportunities Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

--------------------------------------------------------------------------------
19 | USAA High-Yield Opportunities Fund

--------------------------------------------------------------------------------

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its


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                                          Notes to Portfolio of Investments | 20

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regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, the Fund had no securities out on loan.

F. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

G. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $93,635,000 and $88,612,000, respectively, resulting in net unrealized appreciation of $5,023,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,024,153,000 at October 31, 2009, and, in total, may not equal 100%. Investments in foreign securities were 9.2% on net assets at October 31, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

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21 | USAA High-Yield Opportunities Fund

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CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipt, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

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                                          Notes to Portfolio of Investments | 22

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(INS)          Principal and interest payments are insured by Financial Security
               Assurance Holdings Ltd. or Financial Guaranty Insurance Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2009.
(b) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At October 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $4,446,000 which included when-issued securities of $519,000.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g)     Security is currently trading without accrued interest.
(h) At October 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Security was fair valued at October 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $1,757,000, which represented 0.2% of the Fund's net assets.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(m)     Represents less than 0.01%.
*       Non-income-producing security.

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23 | USAA High-Yield Opportunities Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.